Commitments and Contingencies - Schedule of Future Maturities of Lease Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Future Maturities Of Lease Liabilities Abstract
2026	$ 769,316
2026	138,184
2027	326,850
2027	138,184
2028	105,554
2028	111,460
2029	78,054
2029	71,373
2030	0
2030	32,199
Thereafter	0
Thereafter	0
Total future undiscounted lease payments	1,279,774
Total future undiscounted lease payments	491,400
Imputed interest	(123,994)
Imputed interest	(88,033)
Present value of lease payments	1,155,780
Present value of lease payments	403,367
Current portion	688,711	$ 709,098
Current portion	100,699	76,982
Long-term portion of lease payments	467,069	897,997
Long-term portion of lease payments	$ 302,668	$ 343,350